Segment Reporting	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 15. Segment Reporting

The Company operates in a single reportable operating segment; that segment being the vertically integrated, domestic rare earth element magnet production supply chain. The Company’s chief operating decision maker (“CODM”) is its chief executive officer.

The CODM evaluates performance based on the consolidated net income (loss), which is also the measure of segment profit or loss. Performance is reviewed on a consolidated basis, and segment assets are consistent with total assets presented on the face of the accompanying Condensed Consolidated Balance Sheet. Capital expenditures and equipment deposits for the nine months ended September 30, 2025 totaled $13.4 million and are included in the consolidated assets.

Because the Company operates in a single segment and the CODM uses the consolidated net income (loss) and the total assets as the primary measures, no reconciliation is required between segment measures and the consolidated financial statement amounts. The Company has not identified any significant segment expenses outside of those presented in the accompanying Condensed Consolidated Statements of Operations.